Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents	$ 30,746	$ 28,836	$ 1,287	$ 3,189
Current derivative assets		248
Non-current derivative assets	2,966	2,617
Financial liabilities:
Current derivative liabilities	7,450	2,124
Long-term debt, current and non-current	613,221	349,977
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,966	2,617
Financial liabilities:
Current derivative liabilities	4,708	2,124
Non-current derivative liabilities	0	0
Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets		248
Financial liabilities:
Current derivative liabilities	2,742
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	30,726	28,836
Restricted cash		458
Financial liabilities:
Long-term debt, current and non-current	613,221	349,977
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,966	2,617
Financial liabilities:
Current derivative liabilities	4,708	2,124
Non-current derivative liabilities	0	0
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets		248
Financial liabilities:
Current derivative liabilities	2,742
Fair Value [Member]
Financial assets:
Cash and cash equivalents	30,726	28,836
Restricted cash		458
Financial liabilities:
Long-term debt, current and non-current	613,221	350,999
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,966	2,617
Financial liabilities:
Current derivative liabilities	4,708	2,124
Non-current derivative liabilities	0	0
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets		248
Financial liabilities:
Current derivative liabilities	$ 2,742